PGIM JENNISON 20/20 FOCUS FUND
FUND SUMMARY
INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term growth of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the PGIM Funds family. More information about these discounts as well as other waivers or discounts is available from your financial professional and is explained in Reducing or Waiving Class A's and Class C’s Sales Charges on page 23 of the Fund's Prospectus, Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries on page 47 of the Fund's Prospectus and in Rights of Accumulation on page 46 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PGIM JENNISON 20/20 FOCUS FUND - USD ($)	Class A	Class B	Class C	Class R	Class Z		Class R6 [1]
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none	none		none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00%	5.00%	1.00%	none	none		none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none	none		none
Redemption fee	none	none	none	none	none		none
Exchange fee	none	none	none	none	none		none
Maximum account fee (accounts under $10,000)	$ 15	$ 15	$ 15	none	none	[2]	none
[1]	Formerly known as Class Q.
[2]	Direct Transfer Agent Accounts holding under $10,000 of Class Z shares are subject to the $15 fee.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PGIM JENNISON 20/20 FOCUS FUND		Class A	Class B	Class C	Class R	Class Z	Class R6 [1]
Management fees		0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Distribution and service (12b-1) fees		0.30%	1.00%	1.00%	0.75%	none	none
Other expenses		0.15%	0.41%	0.13%	0.21%	0.13%	0.21%
Total annual Fund operating expenses		1.19%	2.15%	1.87%	1.70%	0.87%	0.95%
Fee waiver and/or expense reimbursement		none	none	none	(0.25%)	none	(0.11%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[2],[3]	1.19%	2.15%	1.87%	1.45%	0.87%	0.84%
[1]	Formerly known as Class Q.
[2]	PGIM Investments LLC (PGIM Investments) has contractually agreed, through March 31, 2020 to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the Total Annual Fund Operating Expenses to exceed 0.84% of average daily net assets for Class R6 shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This expense limitation may not be terminated prior to March 31, 2020 without the prior approval of the Fund’s Board of Trustees.
[3]	The distributor has contractually agreed to limit its distribution and service (12b-1) fees to 0.50% of the average daily net assets of the Class R shares through March 31, 2020. This waiver may not be terminated prior to March 31, 2020 without the prior approval of the Fund’s Board of Trustees.

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed
Expense Example - PGIM JENNISON 20/20 FOCUS FUND - USD ($)		1 Year	3 Years	5 Years	10 Years
Class A		665	907	1,168	1,914
Class B		718	973	1,254	2,123
Class C		290	588	1,011	2,190
Class R		148	511	900	1,988
Class Z		89	278	482	1,073
Class R6	[1]	86	292	515	1,156
[1]	Formerly known as Class Q.

If Shares Are Not Redeemed
Expense Example, No Redemption - PGIM JENNISON 20/20 FOCUS FUND - USD ($)		1 Year	3 Years	5 Years	10 Years
Class A		665	907	1,168	1,914
Class B		218	673	1,154	2,123
Class C		190	588	1,011	2,190
Class R		148	511	900	1,988
Class Z		89	278	482	1,073
Class R6	[1]	86	292	515	1,156
[1]	Formerly known as Class Q.

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE <br/><br/> Principal Investment Strategies.
The Fund seeks investments whose prices will increase over several years. The Fund’s subadviser normally invests at least 80% of the Fund's total assets in approximately 40 (which may range up to 50) equity and equity-related securities of companies that it believes have strong capital appreciation potential. Equity and equity-related securities in which the Fund primarily invests are common stocks, nonconvertible preferred stocks and convertible securities. The Fund participates in the initial public offering (IPO) market. The Fund may actively trade its portfolio securities. The Fund may invest up to 35% of its total assets in foreign securities. Foreign securities may include securities from emerging markets.

In deciding which stocks to buy, the subadviser uses what is known as a growth investment style for half of the portfolio's assets. This means that for the growth portion, it invests in stocks that it believes could experience superior sales or earnings growth. In deciding which stocks to buy for the other half of the portfolio, the subadviser uses what is known as a value investment style. This means that for the value portion, it invests in stocks that the subadviser believes are undervalued, given the company's earnings, assets, cash flow and dividends.

The Fund's strategy is to combine the efforts of two portfolio managers (one growth portfolio manager and one value portfolio manager) who are each responsible for selecting the securities within their discipline. This strategy may result in the Fund holding approximately 40 (which may range up to 50) securities in total, consisting of approximately 20 growth and 20 value securities. In a concentrated portfolio such as the Fund, prudent securities selection is especially important. The subadviser purchases securities in which the portfolio managers have a high level of conviction for outperformance in the intermediate and long term and believe have limited downside potential in the short term.

In general, the decision to sell a portfolio stock reflects both company fundamentals and market action. There are three factors that will generally lead the portfolio managers to eliminate a holding or reduce the weight of the position in the portfolio: a change in the stock's fundamentals that is viewed as unfavorable; the balance between the team's estimate of a stock's upside and downside becomes neutral or unfavorable, or stated differently, the stock's valuation is realized or exceeded; or a more attractive portfolio candidate emerges.
Principal Risks.
All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Equity and Equity-Related Securities Risks. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund's holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Growth and Value Style Risks. The portion of the Fund’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the Fund’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security's intrinsic value for some time or that a stock judged to be undervalued may actually be appropriately priced. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Market Capitalization Risk. Although the Fund intends to invest primarily in large capitalization companies, the Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and medium-sized companies are less stable than the prices of large company stocks and may present greater risks. In exchange for the potentially lower risks of investing in large capitalization companies, the Fund's value may not rise as much as the value of funds that emphasize small capitalization companies. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on smaller capitalized companies.

Non-diversification Risk. The Fund is non-diversified for purposes of the Investment Company Act of 1940 (1940 Act). This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Emerging Markets Risk. The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-US investors, or that prevent non-US investors from withdrawing their money at will. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa.

The Fund may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Foreign Securities Risk. The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Management Risk. The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Risk. Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Initial Public Offerings Risk. The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund's performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.
Performance.
The following bar chart shows the Fund's performance for Class Z shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the average annual returns of each of the Fund’s share classes and also compares the Fund’s performance with the average annual total returns of an index or other benchmark and a group of similar mutual funds. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.pgiminvestments.com.
Annual Total Returns (Class Z Shares)

Best Quarter:		Worst Quarter:
21.48%	2nd Quarter 2009	-16.39%	3rd Quarter 2011

Average Annual Total Returns % (including sales charges) (as of 12-31-18)
Average Annual Total Returns - PGIM JENNISON 20/20 FOCUS FUND		One Year	Five Years	Ten Years	Since Inception	Inception Date
Class A shares		(10.35%)	5.39%	11.88%
Class B shares		(10.05%)	5.70%	11.71%
Class C shares		(6.56%)	5.86%	11.74%
Class R shares		(5.37%)	6.36%	12.28%
Class R6 shares	[1]	(4.82%)	7.02%		8.71%	Mar. 28, 2011
Class Z Shares		(4.82%)	6.91%	12.85%
Class Z Shares | Return After Taxes on Distributions		(6.78%)	3.99%	10.69%
Class Z Shares | Return After Taxes on Distribution and Sale of Fund Shares		(1.51%)	5.07%	10.43%
S&P 500 Index (reflects no deduction for sales charges, expenses or taxes)		(4.38%)	8.49%	13.11%
Russell 1000 Index (reflects no deduction for sales charges, expenses or taxes)		(4.78%)	8.21%	13.28%
Lipper Large-Cap Core Funds Average (reflects no deduction for sales charges or taxes)	[2]	(5.66%)	6.93%	11.97%
Lipper Large-Cap Growth Funds Average (reflects no deduction for sales charges or taxes)	[2]	(0.80%)	8.92%	14.13%
[1]	Formerly known as Class Q shares.
[2]	The Fund is compared to the Lipper Large-Cap Core Funds Performance universe, although Lipper classifies the Fund in the Lipper Large-Cap Growth Funds Performance universe. The Lipper Large-Cap Core Funds Performance universe is utilized because the Fund’s manager believes that the funds included in this universe provide a more appropriate basis for Fund performance comparisons.

° After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class Z shares. After-tax returns for other classes will vary due to differing sales charges and expenses.